Schedule of Segment Reporting (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Professional service fee in connection with Business Combination	$ (45,828)	$ (77,512)	$ (69,446)	$ (405,502)	$ (221,156)	$ (222,449)	$ (803,128)	$ (96,800)
Franchise tax expense	(93,600)	(50,000)	(50,000)	6,338	(127,200)	(100,000)	(143,662)	(183,956)
Other general and administrative expenses and tax expenses	(254,596)	(192,744)	(218,144)	(197,969)	(683,350)	(1,081,885)	(766,582)	(895,068)
Total operating expenses	(394,023)	(320,256)	(337,590)	(597,133)	(1,031,706)	(1,404,334)	(1,713,372)	(1,175,824)
Income on cash and investments held in Trust Account	$ 14,218	$ 32,099	$ 349,494	$ 342,667	$ 80,554	$ 1,036,806	$ 1,285,520	$ 3,090,407